Condensed Financial Information of PYXIS TANKERS INC. (Parent Company Only) - Additional Information (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2016	Mar. 31, 2017
PYXIS TANKERS INC.
Condensed Financial Statements Captions [Line Items]
Dividend distributions received	$ 0	$ 2,250,000
Loan Agreement Dated October 12, 2012 | Pyxis Delta and Pyxis Theta Vessels | Sixthone and Seventhone
Condensed Financial Statements Captions [Line Items]
Maximum required leverage ratio		65.00%
Actual leverage ratio	58.00%	68.00%	69.00%
Difference between actual ratio and required threshold		3.00%	4.00%